Cover	Sep. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2025
Entity File Number	001-42731
Entity Registrant Name	1RT ACQUISITION CORP.
Entity Central Index Key	0002054272
Entity Tax Identification Number	33-1579459
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	205 West 28th Street
Entity Address, Address Line Two	2nd Floor Suite C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	315
Local Phone Number	810-1230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	ONCHU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ONCH
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	ONCHW
Security Exchange Name	NASDAQ